Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 9,357	$ 20,065	$ 24,025	$ 22,363
Short term deposits	12	859
Restricted cash	166	185
Total	$ 9,535	$ 21,109